SUBSEQUENT EVENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29.   SUBSEQUENT EVENTS

In November, 2022, the Group entered into an acquisition agreement with the aim of acquiring 85% interest of a securities company in a maximum consideration of approximately HK$18,016 thousand.

29.   SUBSEQUENT EVENTS

In November, 2022, the Group entered into an acquisition agreement with the aim of acquiring 85% interest of a securities company in a maximum consideration of approximately HK$18,016 thousand.